Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Emerging Markets Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Equity Central Fund
Class Name	Fidelity® Emerging Markets Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 2,474,557,136
Holdings Count | shares	259
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,474,557,136
Number of Holdings	259
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.1 Information Technology 21.0 Consumer Discretionary 15.9 Communication Services 9.8 Materials 6.1 Industrials 5.8 Consumer Staples 4.7 Energy 4.4 Health Care 3.2 Utilities 2.6 Real Estate 1.4 Common Stocks 98.1 Preferred Stocks 0.8 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.8 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 China 32.5 India 17.0 Taiwan 15.0 Korea (South) 8.1 Brazil 6.5 Saudi Arabia 3.9 South Africa 3.8 United States 2.1 Mexico 1.8 Others 9.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.5 India - 17.0 Taiwan - 15.0 Korea (South) - 8.1 Brazil - 6.5 Saudi Arabia - 3.9 South Africa - 3.8 United States - 2.1 Mexico - 1.8 Others - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.1 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 3.3 Samsung Electronics Co Ltd 3.0 China Construction Bank Corp H Shares 2.6 HDFC Bank Ltd/Gandhinagar 2.3 PDD Holdings Inc Class A ADR 1.7 Reliance Industries Ltd 1.6 ICICI Bank Ltd 1.4 Xiaomi Corp B Shares 1.4 33.6
Fidelity Floating Rate Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Floating Rate Central Fund
Class Name	Fidelity® Floating Rate Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 1,641,058,751
Holdings Count | shares	554
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,641,058,751
Number of Holdings	554
Portfolio Turnover	59%

Holdings [Text Block]	A 0.0 BBB 1.4 BB 18.4 B 56.5 CCC,CC,C 7.6 Not Rated 7.5 Equities 3.2 Short-Term Investments and Net Other Assets (Liabilities) 5.4 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.4 BB - 18.4 B - 56.5 CCC,CC,C - 7.6 Not Rated - 7.5 Equities - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 5.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 86.5 Corporate Bonds 4.6 Common Stocks 2.1 Alternative Funds 1.1 Asset-Backed Securities 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 86.5 Corporate Bonds - 4.6 Common Stocks - 2.1 Alternative Funds - 1.1 Asset-Backed Securities - 0.2 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.4 United States 90.8 United Kingdom 2.7 Canada 1.9 Netherlands 1.1 France 0.9 Grand Cayman (UK Overseas Ter) 0.6 Puerto Rico 0.5 Luxembourg 0.5 Switzerland 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 United Kingdom - 2.7 Canada - 1.9 Netherlands - 1.1 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.6 Puerto Rico - 0.5 Luxembourg - 0.5 Switzerland - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.3 Clydesdale Acquisition Holdings Inc 1.1 Fidelity Private Credit Company LLC 1.1 Acrisure LLC 1.0 Caesars Entertainment Inc 1.0 Altice France SA 0.9 MH Sub I LLC 0.9 Polaris Newco LLC 0.9 Medline Borrower LP 0.9 12.6
Fidelity Real Estate Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Equity Central Fund
Class Name	Fidelity® Real Estate Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 970,640,774
Holdings Count | shares	31
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$970,640,774
Number of Holdings	31
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 28.5 Residential REITs 18.7 Industrial REITs 15.7 Retail REITs 15.4 Health Care REITs 14.9 Office REITs 2.4 Hotel & Resort REITs 2.0 Real Estate Management & Development 1.7 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 10.6 Equinix Inc 9.4 Ventas Inc 7.8 Welltower Inc 6.5 Public Storage Operating Co 5.5 Essex Property Trust Inc 4.2 Sun Communities Inc 4.0 Invitation Homes Inc 3.8 Mid-America Apartment Communities Inc 3.7 Four Corners Property Trust Inc 3.5 59.0
Fidelity International Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Equity Central Fund
Class Name	Fidelity® International Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 5,660,324,731
Holdings Count | shares	277
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,660,324,731
Number of Holdings	277
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 22.0 Information Technology 10.6 Health Care 9.5 Consumer Discretionary 8.0 Materials 6.9 Communication Services 4.8 Consumer Staples 4.2 Energy 2.7 Utilities 1.2 Real Estate 0.6 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United Kingdom 16.0 Japan 15.5 United States 15.1 Germany 9.9 France 9.1 Canada 6.2 Netherlands 4.3 Italy 4.1 Spain 3.7 Others 16.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 16.0 Japan - 15.5 United States - 15.1 Germany - 9.9 France - 9.1 Canada - 6.2 Netherlands - 4.3 Italy - 4.1 Spain - 3.7 Others - 16.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.5 RELX PLC 1.9 Hitachi Ltd 1.9 ASML Holding NV 1.8 UniCredit SpA 1.7 Rolls-Royce Holdings PLC 1.7 London Stock Exchange Group PLC 1.5 CaixaBank SA 1.5 LVMH Moet Hennessy Louis Vuitton SE 1.5 Air Liquide SA 1.4 17.4